UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2016

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit Quality Income Fund (Series E)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 14.6%
Agency - 1.1%
8,977	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	9,047
112,872	Small Business Administration, Series 2000-20D, Class 1	7.47	4/1/20	117,759
275,958	Small Business Administration, Series 2006-20D, Class 1	5.64	4/1/26	299,820
338,792	Small Business Administration, Series 2007-20J, Class 1	5.57	10/1/27	371,895

				798,521

Non-Agency - 13.5%
30,537	Ace Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1 [1]	1.25	11/25/33	30,524
149,253	Aegis Asset Backed Securities Trust, Series 2004-5, Class M1 [1]	1.73	12/25/34	148,941
47,539	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	1.18	6/25/35	47,456
400,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D	3.00	6/8/21	404,587
600,000	AmeriCredit Automobile Receivables Trust 2016-2, Class C	2.87	11/8/21	603,315
25,365	Bayview Financial Mortgage Pass-Through Trust, Series 2006-B, Class 1A5 [14]	6.04	4/28/36	26,234
535,926	Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3 [1]	1.12	9/25/35	531,340
378,436	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2 [1]	1.23	3/25/35	376,641
24,370	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	1.16	3/25/35	24,238
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,998
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	311,496
26,848	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	5.18	6/25/32	26,808
93,152	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	5.17	9/25/34	95,159
96,978	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.56	10/20/32	99,012
168,124	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	4.27	4/25/34	168,887
185,545	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1 [1]	2.45	5/15/33	185,237
30,626	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	31,523
23,921	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	24,154
63,276	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	63,804
329,365	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	333,872
355,681	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	360,144
276,767	GSAMP Trust, Series 2004-FM1, Class M1 [1]	1.73	11/25/33	261,582
237,828	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.86	7/20/36	236,811
39,254	Irwin Home Equity Loan Trust, Series 2002-1, Class 2M1 [1]	2.11	2/25/29	38,652
127,783	Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M [1]	3.76	11/25/32	128,680
740,311	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.85	11/25/28	726,218
1,099,652	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.61	6/25/34	1,069,847
19,611	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	20,059
273,117	NovaStar Mortgage Funding Trust, Series 2003-2, Class A1 [1]	1.37	9/25/33	272,304
84,827	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.78	9/25/34	84,181
133,203	RAAC Trust, Series 2006-RP2, Class A 1, [4]	0.83	2/25/37	132,113
29,400	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	30,166
26,967	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	27,375
4,703	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6	4.55	12/25/34	4,731
154,318	Residential Funding Mortgage Securities, Series 2006-HI1, Class M2 [14]	6.06	2/25/36	161,239
1,000,000	Santander Drive Auto Receivables, Series Trust 2014-4, Class D	3.10	11/16/20	1,012,667
1,000,000	Santander Drive Auto Receivables, Series Trust 2015-1, Class C	2.57	4/15/21	1,008,826
700,000	Santander Drive Auto Receivables, Series Trust 2016-2, Class B	2.08	2/16/21	700,501

				9,912,322

Total Asset-Backed Securities (cost: $10,691,478)				10,710,843

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Collateralized Mortgage Obligations - 25.1%
Agency - 18.9%
2,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A4	5.05	1/25/19	2,108,543
614,428	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	617,296
100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	4.22	3/25/20	106,576
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2 [1]	3.97	1/25/21	1,068,901
267,810	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A1	2.79	10/25/20	272,169
277,060	FHLMC Multifamily Structured Pass Through Certificates, Series K016, Class A1	2.06	10/25/20	278,107
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2	1.87	11/25/19	1,001,194
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K713, Class A2	2.31	3/25/20	1,012,017
500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class A2	2.86	1/25/21	514,927
2,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	3.13	6/25/21	2,080,236
242,506	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A1	2.97	1/25/21	247,955
398,533	FHLMC REMICS, Series 3737, Class NA	3.50	6/15/25	413,892
708,656	FHLMC REMICS, Series 3806, Class JA	3.50	2/15/26	738,687
616,473	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	628,083
406,047	FNMA ACES, Series 2009-M1, Class A2	4.29	7/25/19	425,383
116,187	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	121,623
141,026	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	148,818
33,898	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	35,585
128,119	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	133,084
564,438	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	584,750
107,594	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	113,497
76,814	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	78,702
39,042	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	39,869
94,542	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	95,444
145,943	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	147,488
75,265	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	76,621
64,536	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	66,409
436,926	FNMA REMICS, Series 2013-74, Class AD	2.00	7/25/23	437,414
107,207	GNMA, Series 2011-29, Class JA	4.50	4/20/40	109,805
161,636	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	178,621

				13,881,696

Non-Agency - 6.2%
69,932	BCAP, LLC Trust, Series 2010-RR6, Class 7A2 1, [4]	6.00	2/26/37	69,935
799,314	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	1.44	9/25/34	790,685
1,268,356	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	3.46	12/25/33	1,280,065
25,734	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	25,768
95,355	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	95,214
73,570	GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1 [1]	1.26	6/25/35	69,806
12,196	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	12,395
84,584	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	88,022
164,896	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	172,138
229,694	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	238,882
76,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	77,089
129,379	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	134,925
7,127	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	7,223
93,380	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	95,226
811,812	Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	4.27	4/25/42	820,662
145,762	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	1.96	6/25/35	144,932
250,684	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	3.29	6/25/33	253,736

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

92,150	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.85	2/27/34	90,084
49,445	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	50,057

				4,516,844

Total Collateralized Mortgage Obligations (cost: $18,482,168)				18,398,540

Corporate Bonds - 14.2%
620,412	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	654,534
176,518	America West Airlines 1999-1 Pass Through Trust	7.93	1/2/19	187,109
201,154	America West Airlines 2000-1 Pass Through Trust	8.06	7/2/20	227,555
78,859	American Airlines 2013-2 Class B Pass Through Trust [4]	5.60	7/15/20	81,816
500,000	American Financial Group, Inc.	9.88	6/15/19	586,819
350,000	Ameriprise Financial, Inc.	5.30	3/15/20	379,369
250,000	Ameriprise Financial, Inc.	7.30	6/28/19	280,605
375,000	Anheuser-Busch InBev Worldwide, Inc.	7.75	1/15/19	417,700
700,000	Black Knight Lending Solutions, Inc.	5.75	4/15/23	733,250
250,000	Burlington Northern Santa Fe, LLC	8.13	4/15/20	293,867
416,637	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust [4]	5.13	11/30/22	433,822
500,000	General Electric Co.	5.50	1/8/20	547,848
350,000	Georgia-Pacific, LLC [4]	2.54	11/15/19	353,068
77,000	Lincoln National Corp.	8.75	7/1/19	88,595
1,000,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	1.57	12/1/21	981,250
350,000	Mead Johnson Nutrition Co.	4.90	11/1/19	375,149
500,000	Nationwide Mutual Insurance Co. (Subordinated) 1, [4]	3.25	12/15/24	492,120
800,000	Prudential Financial, Inc. [1]	4.21	8/10/18	814,000
325,000	Santander Holdings USA, Inc.	2.70	5/24/19	324,753
353,571	Southern California Edison Co.	1.85	2/1/22	347,817
350,000	Stanley Black & Decker, Inc. (Subordinated)	1.62	11/17/18	347,845
500,000	United Parcel Service of America, Inc.	8.38	4/1/20	593,222
500,000	UnitedHealth Group, Inc.	2.88	12/15/21	506,823
302,139	Virgin Australia 2013-1A Trust [4]	5.00	10/23/23	315,736

Total Corporate Bonds (cost: $10,459,692)				10,364,672

Mortgage Pass-Through Securities - 12.0%
Federal Home Loan Mortgage Corporation - 1.6%
255,242	Freddie Mac	3.00	9/1/27	262,308
60,211	Freddie Mac	3.50	7/1/26	63,156
25,586	Freddie Mac	4.50	5/1/19	26,265
57,141	Freddie Mac	4.50	6/1/19	58,666
38,578	Freddie Mac	4.50	6/1/19	39,600
42,609	Freddie Mac	4.50	12/1/21	44,094
60,053	Freddie Mac	4.50	7/1/26	62,491
22,395	Freddie Mac	5.00	3/1/18	22,944
54,809	Freddie Mac	5.00	7/1/19	56,471
27,399	Freddie Mac	5.00	10/1/25	29,816
21,250	Freddie Mac	5.50	10/1/19	21,884
147,322	Freddie Mac	5.50	5/1/20	153,430
42,744	Freddie Mac	5.50	7/1/20	44,230
39,389	Freddie Mac	5.50	12/1/20	40,697
99,982	Freddie Mac	5.50	3/1/21	105,305

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

53,317	Freddie Mac	5.50	3/1/21	56,295
38,668	Freddie Mac	6.00	9/1/23	43,684
				1,131,336

Federal National Mortgage Association - 9.8%
929,113	Fannie Mae	2.50	6/1/23	949,221
274,918	Fannie Mae	2.75	11/1/17	276,553
406,429	Fannie Mae	3.00	8/1/28	417,980
1,000,000	Fannie Mae	3.15	9/1/18	1,024,172
483,717	Fannie Mae	3.18	12/1/17	483,909
65,883	Fannie Mae	3.50	10/1/21	68,648
1,123,463	Fannie Mae	3.50	1/1/26	1,172,036
42,558	Fannie Mae	4.00	9/1/24	44,630
33,407	Fannie Mae	4.00	10/1/31	35,436
792,938	Fannie Mae	4.44	6/1/21	849,242
613,156	Fannie Mae	4.73	2/1/20	653,270
49,182	Fannie Mae	5.00	8/1/19	50,727
102,839	Fannie Mae	5.00	9/1/20	107,873
120,421	Fannie Mae	5.14	1/1/18	123,448
447,747	Fannie Mae	5.36	1/1/19	472,551
11,481	Fannie Mae	5.50	9/1/17	11,544
42,722	Fannie Mae	5.50	4/1/19	43,919
43,988	Fannie Mae	5.50	1/1/21	45,986
41,044	Fannie Mae	5.50	10/1/21	42,566
33,525	Fannie Mae	5.58	4/1/17	33,522
260,829	Fannie Mae	6.00	2/1/21	277,747
14,545	Fannie Mae	6.50	2/1/19	16,456
				7,201,436

Government National Mortgage Association - 0.6%
81,741	Ginnie Mae [1]	2.13	4/20/33	84,756
19,623	Ginnie Mae [1]	3.50	4/20/42	20,267
116,110	Ginnie Mae	5.00	12/20/23	121,608
89,603	Ginnie Mae	5.00	9/15/24	94,971
103,565	Ginnie Mae	5.00	6/20/26	111,129
				432,731

Total Mortgage Pass-Through Securities (cost: $8,730,905)				8,765,503

Taxable Municipal Bonds - 11.4%
500,000	Albany Capital Resource Corp.	1.45	5/1/18	497,155
240,000	Arizona State University	5.88	7/1/36	240,648
1,025,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	1,129,827
600,000	Atlanta Urban Residential Finance Authority	5.80	12/1/27	609,690
250,000	Banning Redevelopment Agency Successor Agency	1.90	9/1/20	244,925
735,000	Colorado Housing & Finance Authority	4.00	11/1/31	760,850
290,000	Fuller Road Management Corp.	5.40	9/1/17	291,015
740,000	Iowa Finance Authority [17]	1.77	1/1/18	739,408
500,000	Iowa Student Loan Liquidity Corp.	2.38	12/1/20	495,730
250,000	Kentucky Housing Corp.	2.12	7/1/19	251,485
250,000	Massachusetts Educational Financing Authority	4.00	1/1/32	248,328
300,000	Multistate Liquidating Trust No. 1 4, [17]	1.39	12/15/18	299,182
250,000	NDSU Research & Technology Park, Inc.	1.85	5/1/20	244,558

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

200,000	New Hampshire Housing Finance Authority	4.00	1/1/37	205,700
305,000	Osceola Co. Industrial Development Authority	2.25	8/1/17	305,189
250,000	Pittsburgh School District	6.04	9/1/29	268,625
135,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	139,575
380,000	South Carolina Jobs-Economic Development Authority	2.04	8/15/18	378,180
500,000	South Dakota Housing Development Authority	3.50	11/1/41	506,625
490,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	497,120

Total Taxable Municipal Bonds (cost: $8,436,462)				8,353,815

U.S. Treasury / Federal Agency Securities - 16.4%

U.S. Treasury - 16.4%
1,500,000	U.S. Treasury Bill [6]	0.50	3/16/17	1,498,500
7,000,000	U.S. Treasury Floating Rate Note [1]	0.63	7/31/17	7,004,004
1,000,000	U.S. Treasury Floating Rate Note [1]	0.64	1/31/17	1,000,092
500,000	U.S. Treasury Note	0.75	10/31/17	499,551
500,000	U.S. Treasury Note	0.88	6/15/17	500,586
1,500,000	U.S. Treasury Note	1.25	10/31/18	1,502,403
				12,005,136

Total U.S. Treasury / Federal Agency Securities (cost: $12,011,021)				12,005,136
Put Options Purchased [10] -0.0%
22	U.S. Treasury 2 Year Future Put Options: $ 108.25 strike February 2017 expiration			3,437
9	U.S. Treasury 5 Year Future Put Options: $ 117.75 strike February 2017 expiration			4,008

Total Put Options Purchased (cost: $8,674)				7,445
Short-Term Securities - 5.2%
3,788,240	Fidelity Instl. Money Mkt. Govt. Fund, 0.39%

Total Short-Term Securities (cost: $3,788,240)				3,788,240

Total Investments in Securities - 98.9% (cost: $72,608,640)				72,394,194

Other Assets and Liabilities, net - 1.1%				831,940

Total Net Assets - 100.0%				$73,226,134

[1]	Variable rate security. Rate disclosed is as of December 31, 2016.
[4]	144A Restricted Security. The total value of such securities as of December 31, 2016 was $2,832,326 and represented 3.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2016.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2016.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric	footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2016 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation

Short Futures:
116	U.S. Treasury 2 Year Futures [10]	March 2017	$25,135,750	$33,460
38	U.S. Treasury 5 Year Futures [10]	March 2017	4,471,234	19,714
				$53,174

(10) The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivatives transactions as of December 31, 2016.

A summary of the levels for the Fund’s investments as of December 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	10,710,843	—	10,710,843
Collateralized Mortgage Obligations	—	18,398,540	—	18,398,540
Corporate Bonds	—	10,364,672	—	10,364,672
Mortgage Pass-Through Securities	—	8,765,503	—	8,765,503
Taxable Municipal Bonds	—	8,353,815	—	8,353,815
U.S. Treasury / Federal Agency Securities		12,005,136	—	12,005,136
Put Options Purchased	7,445	—	—	7,445
Short-Term Securities	3,788,240	—	—	3,788,240
Futures	53,174	—	—	53,174

	3,848,859	68,598,509	—	72,447,368

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 85.8%

Alabama - 0.3%
500,000	Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	5.00	12/1/31	530,595

Alaska - 2.2%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	756,772
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	649,254
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	509,570
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	506,775
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	5.50	N/A	24,382
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	269,427
530,000	North Slope Borough Service Area Rev.	5.25	6/30/34	606,728
20,000	North Slope Borough Service Area Rev.	5.25	6/30/34	21,506

				3,344,414

Arizona - 2.8%
777,118	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	749,048
315,000	Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	4.25	11/15/26	292,213
300,000	Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	5.00	11/15/36	273,699
250,000	Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	5.00	7/1/35	256,080
250,000	Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	5.75	1/1/36	230,835
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	399,420
1,500,000	Pima Co. Industrial Dev. Auth. Education Rev. (American Charter School Foundation)	5.50	7/1/26	1,412,100
200,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	206,182
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	540,220

				4,359,797

California - 8.9%
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	327,033
300,000	CA Municipal Finance Auth. Rev. (Creative Center Los Altos Proj.) [4]	4.00	11/1/36	263,889
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	628,935
500,000	CA State G.O.	4.00	12/1/40	506,090
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	416,964
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	927,430
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	522,015
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	484,345
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	993,162
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	313,915
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	938,003
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	319,765
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	579,255
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	771,642
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	656,258
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	347,473
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	1.19	6/1/39	402,590
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	444,168
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	557,700
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	370,461
450,000	Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	6.50	12/1/37	561,056
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	456,240
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	505,740
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	1,000,840
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	464,350

				13,759,319

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Colorado - 2.8%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	265,217
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	570,250
800,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	5.00	9/1/36	750,400
90,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	91,611
500,000	Copperleaf Metro District No. 2 G.O.	5.75	12/1/45	508,930
500,000	Crystal Crossing Metro District G.O.	5.25	12/1/40	465,125
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	502,430
500,000	Lambertson Farms Metro District No. 1 G.O.	5.00	12/15/25	491,145
250,000	Leyden Rock Metropolitan District No. 10 G.O.	5.00	12/1/45	231,010
500,000	Palisade Metropolitan District No. 2 G.O.	5.00	12/1/46	455,590

				4,331,708

Connecticut - 0.6%
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	211,210
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	503,400
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	248,820

				963,430

Florida - 10.3%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	459,852
250,000	Babcock Ranch Community Independent District Special Assessment	5.00	11/1/31	236,832
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	509,640
215,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/35	207,660
250,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/45	240,302
550,000	Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	6.75	12/1/35	537,856
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	253,475
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	350,420
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	279,275
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	472,722
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, 5, 15	5.75	N/A	59,953
180,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	193,061
210,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	220,571
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	400,464
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	95,465
350,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	350,550
350,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	347,074
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	276,212
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	464,500
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	5.00	5/1/36	490,850
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	262,038
400,000	Live Oak No. 2 Community Dev. District Special Assessment Rev.	4.00	5/1/35	384,864
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	233,879
500,000	Long Lake Ranch Community Dev. District Special Assessment	4.63	5/1/36	448,685
90,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	87,422
250,000	Magnolia Creek Community Dev. District Rev. 2, 5, 15	5.60	N/A	52,400
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	247,738
500,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	562,180
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, 5, 15	5.00	N/A	2
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	511,380
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	581,972
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	526,355
250,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/41	261,818

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

960,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	976,118
715,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	704,289
500,000	Osceola Co. Industrial Dev. Auth. (Wells Charter School Proj.)	4.00	8/1/31	512,425
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	5.00	5/1/33	487,975
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	511,170
250,000	Seven Oaks Community Dev. District Special Assessment Rev	5.50	5/1/33	258,848
145,000	Silverleaf Community Dev. District Special Assessment	6.75	5/1/44	149,108
105,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	1
30,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	29,885
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	31,740
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	112,732
120,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	56,440
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,344
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,693
250,000	Trout Creek Community Dev. District Cap. Improvement Special Assessment	5.50	5/1/35	237,095
500,000	Village Community Dev. District No. 12	3.63	5/1/31	454,965
9,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	8,248
345,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	317,904
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	244,985
450,000	Zephyr Ridge Community Dev. District Special Assessment 2, [5], 15	5.25	N/A	224,883

				15,996,316

Georgia - 3.0%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,458
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,261,773
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,008,870
650,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	649,987
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	467,967
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	605,938
500,000	GA Tax Allocation (Beltline Proj.)	5.00	1/1/30	532,955

				4,727,948

Guam - 0.3%
400,000	Guam Government Limited Obligation Rev.	5.00	12/1/21	443,468

Idaho - 0.7%
100,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	100,014
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	266,402
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	261,882
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	543,775

				1,172,073

Illinois - 6.5%
500,000	Bellwood G.O.	5.88	12/1/27	564,630
500,000	Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	6.00	9/1/35	500,620
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	609,570
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	550,985
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	271,027
95,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	95,222
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	255,958
500,000	IL Fin. Auth. Rev. (Christian Homes, Inc.)	5.00	5/15/36	506,695
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	523,300
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	508,930

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	250,475
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	505,070
250,000	IL G.O.	5.50	7/1/33	257,845
500,000	IL G.O. (AGM Insured)	4.00	2/1/30	496,460
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,015
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	379,498
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,101,570
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	279,078
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	5.25	1/1/36	292,500
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	373,019
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	270,088
1,921,000	Malta Tax Allocation Rev. 2, [5]	5.75	12/30/25	729,826
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	146,962
465,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	232,467

				10,081,810

Indiana - 2.5%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	746,641
300,000	Damon Run Conservancy Dist. G.O. (State Intercept Insured)	6.10	7/1/25	323,430
775,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	853,236
425,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	471,316
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	387,054
500,000	IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	5.75	1/1/36	469,250
300,000	Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	5.75	4/1/36	278,712
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	380,762

				3,910,401

Iowa - 0.6%
650,000	IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	5.00	5/15/36	688,890
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	263,190

				952,080

Kansas - 0.7%
300,000	Wichita Health Care Facs. Rev. (Kansas Masonic Home)	5.25	12/1/36	297,609
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	272,992
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	509,035

				1,079,636

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	479,136

Louisiana - 2.1%
47,534	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	48,034
100,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	101,180
275,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	282,574
215,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	227,120
500,000	LA Local Government Environmental Facilities & Community Development Auth.	5.25	11/15/25	505,980
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	517,690
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	329,376
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	275,580
655,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	1.30	2/15/36	584,129
21,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	21,305
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	301,134

				3,194,102

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maine - 1.0%
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	606,450
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	257,798
250,000	ME Hsg. Auth. Rev.	3.55	11/15/40	230,978
500,000	ME Hsg. Auth. Rev.	3.85	11/15/40	492,300

				1,587,526

Maryland - 0.7%
200,000	MD Community Dev. Administration Rev.	5.13	9/1/30	212,218
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	346,346
500,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	500,000

				1,058,564

Massachusetts - 1.8%
220,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	228,620
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	259,365
500,000	MA Housing Finance Agy. Rev.	3.75	12/1/40	484,605
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	533,265
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,258,525

				2,764,380

Michigan - 2.5%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	248,505
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	256,012
500,000	MI Hsg. Dev. Auth. Rev.	3.35	12/1/34	468,460
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	505,275
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/36	490,990
705,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	692,127
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/45	467,900
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured) 2, [5]	6.25	10/1/23	119,924
87,537	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) 2, [4,15]	6.00	N/A	83,153
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	270,200
210,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	214,316

				3,816,862

Minnesota - 0.6%
155,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	162,531
280,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	289,626
500,000	MN Rev. (Senior Living LLC Proj.)	5.00	1/1/47	501,535

				953,692

Mississippi - 0.4%
555,000	MS Home Corp. (GNMA/FNMA/FHLMC Collateralized)	3.50	6/1/41	514,441
55,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	57,331

				571,772

Missouri - 0.8%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	414,612
500,000	Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	5.75	11/15/36	476,425
295,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	320,612

				1,211,649

Montana - 0.9%
250,000	Forsyth Pollution Control Rev.	5.00	5/1/33	271,668
235,000	MT Board of Housing Single Family Rev.	4.00	12/1/38	236,330

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

325,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	326,365
135,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	141,834
382,142	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	382,356

				1,358,553

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	445,568
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	5.13	N/A	9,668

				455,236

Nevada - 0.5%
660,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	650,120
85,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	87,174

				737,294

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	446,864

New Jersey - 1.2%
35,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	37,096
350,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	358,274
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	554,768
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	420,036
500,000	NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	5.00	6/15/24	519,100

				1,889,274

New Mexico - 1.5%
475,000	NM Mtg. Fin. Auth. Rev.	3.80	9/1/46	453,791
430,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	427,906
230,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	235,849
225,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	233,086
465,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	484,116
420,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	424,561

				2,259,309

New York - 4.7%
1,250,000	Glen Cove Local Economic Assistance Corp. Rev. (Garvies Point Public Improvement) [6]	6.00	1/1/45	225,512
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	361,126
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	263,020
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	3.30	11/1/41	221,878
300,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.05	11/1/41	301,761
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	499,980
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	851,595
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	486,185
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	497,020
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	488,490
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	547,538
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	192,310
5,000	NY Mortgage Agency Rev.	4.75	10/1/42	5,019
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	206,306
300,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	336,657
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	591,392
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	416,124

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	500,300
250,000	NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	4.10	11/1/41	252,505

				7,244,718

North Carolina - 0.3%
500,000	NC Housing Finance Agency Rev.	3.60	7/1/41	503,065

North Dakota - 0.2%
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	299,991

Ohio - 1.3%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	655,153
400,000	Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	7.00	1/15/40	401,344
500,000	Lucas Metro Hsg. Auth.	5.00	11/1/36	523,605
500,000	OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	3.35	9/1/39	451,835

				2,031,937

Oklahoma - 0.4%
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	604,664

Oregon - 1.7%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	343,476
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	266,600
455,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	453,699
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,006,980
250,000	Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	5.13	7/1/35	243,445
350,000	Port of Morrow G.O.	4.00	6/1/32	352,443

				2,666,643

Pennsylvania - 2.9%
170,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	179,591
465,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	1.37	10/1/34	372,126
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	283,147
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	256,628
225,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.62	8/15/42	187,191
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	257,010
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	505,575
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	500,635
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	540,520
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	0.00	12/1/38	1,227,975
250,000	Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	5.63	8/1/36	247,790

				4,558,188

Rhode Island - 0.2%
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	248,580

South Carolina - 0.8%
300,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	308,775
70,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	6,498
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	276,548
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	595,650

				1,187,471

Tennessee - 1.3%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	495,000
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.35	1/1/19	4,644
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.55	1/1/29	19,766

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	6.00	1/1/29	16
350,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.)	5.00	9/1/37	349,976
690,000	TN Hsg. Dev. Agency. Rev.	3.88	7/1/35	691,649
420,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	424,313

				1,985,364

Texas - 5.2%
915,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	990,661
200,000	Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	5.00	6/15/36	193,946
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,085,520
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	568,385
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2016A [15]	5.37	N/A	1,308,532
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	6.75	8/15/21	639,006
400,000	New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	5.00	7/1/46	425,828
250,000	New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	5.00	8/15/36	238,440
250,000	New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	5.00	7/1/35	260,365
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	256,668
229,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	222,648
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	280,078
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	551,435
300,000	Tarrant County Cultural Education Facs. Finance Corp. Rev. (Air Force Villages Proj.)	5.00	5/15/37	287,586
300,000	Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	7.13	1/1/46	327,807
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	421,935

				8,058,840

Utah - 0.8%
250,000	UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	6.00	4/15/45	257,862
185,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	193,194
285,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	292,977
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	4.00	1/1/36	502,630

				1,246,663

Virginia - 2.5%
500,000	Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	5.13	3/1/36	124,920
250,000	VA Hsg. Dev. Auth. Rev.	3.55	5/1/41	235,568
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	525,110
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	580,481
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	525,100
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	525,100
145,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	154,882
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	411,244
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	527,590
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	258,225

				3,868,220

Washington - 1.7%
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	544,620
210,000	WA Hsg. Fin. Commission	3.70	12/1/33	209,210
250,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	5.00	7/1/31	255,598
750,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	5.00	7/1/36	761,055
300,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	5.00	7/1/36	293,241
400,000	WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	6.50	7/1/30	397,340
110,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	113,667

				2,574,731

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

West Virginia - 0.9%
195,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	201,671
250,000	WV Hsg. Dev. Fund Rev.	3.75	11/1/32	253,215
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	549,978
410,000	WV Hsg. Dev. Fund Rev.	4.10	11/1/45	414,092

				1,418,956

Wisconsin - 3.1%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	275,525
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,049,340
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	548,915
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	402,268
250,000	WI Housing & Economic Dev. Auth. Rev.	3.88	11/1/35	248,500
500,000	WI Public Finance Auth. Rev. (Charter Educational Foundation Proj.) [4]	5.00	6/15/36	445,135
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	596,080
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	518,750
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	253,355
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	505,175

				4,843,043

Wyoming - 0.7%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	657,215
60,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	60,869
325,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	327,204

				1,045,288

Total Municipal Bonds (cost: $146,178,620)				132,823,570

Investment Companies
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)			669,840
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			765,720
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)			134,900
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)			291,128
71,171	BlackRock MuniYield Insured Fund (MYI)			971,484
21,538	BlackRock MuniYield Michigan Insured Fund (MIY)			292,701
100,415	Deutsche Municipal Income Trust (KTF)			1,317,445
18,400	Invesco Municipal Opportunity Trust (VMO)			234,416
15,000	Invesco Municipal Trust (VKQ)			183,900
25,000	Invesco Quality Municipal Income Trust (IQI)			310,000
40,200	Invesco Van Kampen Advantage Muni Income Trust (VKI)			449,436
15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)			191,250
36,123	Managed Duration Investment Grade Municipal Fund (MZF)			473,934
117,572	Nuveen AMT-Free Quality Municipal Income Fund (NEA)			1,568,410
21,173	Nuveen Quality Municipal Income Fund (NAD)			295,575
15,000	Putnam Municipal Opportunities Trust (PMO)			179,250

Total Investment Companies (cost: $8,099,942)				8,329,389

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Tax-Free Income Fund (Continued)

Fair Value ($)

Total Investments in Securities - 91.2% (cost: $154,278,562)	141,152,959
Other Assets and Liabilities, net - 8.8%	13,661,388

Total Net Assets - 100.0%	$154,814,347

[1]	Variable rate security. Rate disclosed is as of December 31, 2016.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2016 was $2,388,001 and represented 1.5% of net assets.

[4]	144A Restricted Security. The total value of such securities as of December 31, 2016 was $7,237,378 and represented 4.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2016 was $2,304,849 and represented 1.5% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of December 31, 2016 was $1,805,034 and represented 1.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	132,823,570	—	132,823,570
Investment Companies	8,329,389	—	—	8,329,389
Total:	8,329,389	132,823,570	—	141,152,959

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 99.3%
Education/Student Loan - 14.5%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	312,505
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	289,226
2,435,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	2,529,308
750,000	Baytown Township Rev. (St. Croix Prep)	4.00	8/1/36	630,428
1,250,000	Baytown Township Rev. (St. Croix Prep)	4.00	8/1/41	1,016,250
1,000,000	Baytown Township Rev. (St. Croix Prep)	4.25	8/1/46	827,180
530,000	Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	5.25	7/1/30	518,473
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	609,276
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	519,640
585,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/37	595,840
600,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/40	607,800
1,765,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	1,810,678
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	595,358
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	527,540
375,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	4.00	7/1/28	353,153
625,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/31	616,131
1,000,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/36	955,610
2,720,000	Ham Lake Chater School Lease Rev. (Parnassus Prep. Sch. Proj.)	5.00	11/1/36	2,666,171
460,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	4.00	7/1/21	464,536
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	756,533
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	985,100
500,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	4.25	7/1/26	472,270
750,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	4.75	7/1/31	707,168
1,200,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	5.00	7/1/36	1,112,532
1,590,000	Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	4.00	7/1/26	1,483,454
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	960,980
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	603,678
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	160,938
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,000,970
1,000,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.00	3/1/43	991,930
1,150,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.00	3/1/37	1,253,155
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	842,220
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,108,990
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	977,930
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	819,832
250,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	4.00	5/1/24	261,675
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/32	525,980
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/34	519,225
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/35	517,135
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	401,758
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,715,535
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,424,066
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,950,102
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/31	790,928
3,150,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/39	3,213,410
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	5.00	4/1/35	839,482
1,250,000	Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	5.00	12/1/40	1,338,112
603,302	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	602,457
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	402,902
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	1,950,770
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School)	5.00	8/1/22	3,650,395

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Savage Charter School Lease Rev. (Aspen Academy)	4.00	10/1/26	471,345
1,000,000	Savage Charter School Lease Rev. (Aspen Academy)	4.75	10/1/31	957,940
350,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	3.00	4/1/21	325,370
1,850,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	5.00	4/1/36	1,613,552
1,000,000	St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	5.25	9/1/31	988,850
600,000	St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	4.00	9/1/36	550,056
1,000,000	St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	4.13	9/1/47	878,330
700,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/30	734,965
1,000,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/37	1,025,590
705,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/46	718,571
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	533,181
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	871,142
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	503,585
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,331,408
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,536,975
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	739,778
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,135,314
1,610,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	4.00	7/1/25	1,596,251
955,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	5.00	7/1/35	940,274
205,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	205,340
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	299,817
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	500,210
620,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	667,734
1,000,000	University of Minnesota Rev.	5.00	4/1/41	1,151,780
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,538,033
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	467,604
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	372,391
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	233,860

				73,675,961

Escrowed To Maturity/Prerefunded - 2.0%
140,000	City of Minneapolis Rev. (Fairview Health Services)	6.50	11/15/38	153,488
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,485,107
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,036,570
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,197,860
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	245,894
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	281,754
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	179,554
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	153,903
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	154,012
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,093,360
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	517,120
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	518,260

				10,016,882

General Obligation - 4.0%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,095,390
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,533,681
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,128,500
600,000	Columbia Heights G.O. (Public Safety Center)	4.50	2/1/35	615,636
400,000	Fridley Independent School District No. 14	4.00	2/1/30	426,676
1,300,000	Glencoe-Silver Lake Independent School District No. 2859	4.00	2/1/40	1,343,550
500,000	Perham Independent School District No. 549	4.00	2/1/29	532,870

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	Puerto Rico Public Improvement G.O. 2, [5], 11	6.00	7/1/28	631,250
1,050,000	Robbinsdale Independent School District No. 281	4.00	2/1/31	1,120,980
5,000,000	South Washington Co. Independent School District No. 833	4.00	2/1/31	5,305,000
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	427,928
600,000	St. Francis Independent School District No. 15	3.00	2/1/31	580,500
1,005,000	United Hospital District Health Care Facs. G.O (Lake Wood Health System)	5.00	12/1/30	1,130,394
735,000	Watkins G.O.	4.00	1/1/38	750,435

				20,622,790

Hospital/Health Care - 17.4%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,165,566
1,500,000	Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	5.25	7/1/35	1,435,830
3,840,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	3,850,368
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,184,890
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	282,223
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	539,955
670,000	Chippewa Co. Rev. (Monte Video Hospital Proj.)	4.00	3/1/29	662,020
2,000,000	Chippewa Co. Rev. (Monte Video Hospital Proj.)	4.00	3/1/32	1,938,980
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	367,062
2,000,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	5.75	8/1/30	1,978,540
1,050,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	6.00	8/1/35	1,026,386
1,570,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,621,370
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,729,536
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,175,960
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,005,060
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,168,299
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,322,136
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	494,690
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,884,401
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,213,116
200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	202,032
1,275,000	Maple Grove Health Care System Rev. (Memorial Health Care)	4.00	9/1/35	1,289,866
4,590,000	Minneapolis Health Care System Rev. (Fairview Health Services)	5.00	11/15/34	5,122,302
70,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	70,090
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,776,900
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	549,576
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,592,520
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,075,790
750,000	Proctor Assisted Living Facs. Rev. (Golden Oaks Assisted Living)	5.00	12/1/36	710,130
7,250,000	Rochester Health Care Facs. Rev. (Mayo Clinic)	5.00	11/15/33	8,909,090
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,671,975
1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,142,450
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	837,678
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,478,452
2,500,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	4.00	5/1/37	2,531,025
3,750,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5.00	5/1/46	4,134,825
2,250,000	St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2.00	6/1/41	2,007,428
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.00	11/15/26	1,077,180
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/28	1,079,700
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/35	1,065,850
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,389,344
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,236,140
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	514,364

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	732,780
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	260,122
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,116,589
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	499,680
2,096,973	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,101,964
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,015,800
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,473,519
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,019,230
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	544,924
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2], [5]	6.00	9/1/25	1,035,125
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2], [5]	6.50	9/1/34	995,312

				88,306,140

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	806,640

Insured - 1.2%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	553,570
200,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	4.50	1/1/32	200,020
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	5.00	1/1/22	2,750,302
885,000	Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	6.50	11/15/38	954,862
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,180
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,208
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	600,900
1,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	5.00	10/1/23	1,009,860

				6,234,902

Multifamily Mortgage - 21.2%
785,000	Anoka Co. Hsg. & Redev. Auth. Rev. (Recovery Zone Fac.-Park River Estates Proj.)	6.50	11/1/25	792,536
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	3.90	2/1/31	470,180
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.15	2/1/36	464,090
750,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.40	2/1/40	666,623
1,500,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	4.25	1/1/37	1,500,675
3,000,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	5.00	1/1/47	3,009,210
1,000,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	7.00	1/1/37	979,490
3,000,000	Bethel Rev. (Grandview Christian Home Proj.)	5.00	10/1/41	2,910,660
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,502,295
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	253,115
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	303,513
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	380,033
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	389,990
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,013,760
795,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	821,370
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	798,098
1,020,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,026,599
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.00	1/1/34	997,730
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.25	1/1/40	996,030
2,135,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,135,598
3,585,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,588,908
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,503,375
3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,544,765
750,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC)	5.00	8/1/36	737,100
500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC)	5.00	8/1/51	468,805
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,347,044

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,153
1,185,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,185,557
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,765,912
655,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	641,690
130,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	130,082
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,077,920
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	377,730
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,480,095
350,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	350,928
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	267,000
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,662,349
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,873,485
1,000,000	MN Hsg. Fin. Agy. Rental Hsg. Rev.	5.20	8/1/43	1,070,040
270,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/29	286,535
255,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/31	267,857
155,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/33	161,402
335,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/34	346,568
335,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/35	345,063
1,000,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/33	1,132,600
2,000,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/34	2,256,520
1,000,000	MN Hsg. Fin. Agy. Rev.(St. Appropriation)	5.00	8/1/35	1,123,940
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	279,090
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	209,626
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	998,850
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	249,350
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,458,390
1,500,000	North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	4.00	10/1/33	1,376,640
1,500,000	North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	5.00	10/1/35	1,544,835
1,000,000	North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	5.00	10/1/47	994,480
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,056,580
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,062,710
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	891,021
1,950,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/30	1,965,268
1,000,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/49	968,640
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	440,157
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	477,704
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	511,931
2,300,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	7.38	12/1/41	2,484,460
720,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	786,730
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,732,225
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,108,440
1,795,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	1,837,398
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,182,579
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	103,306
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,212,070
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,668,888
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	263,982
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,121,680
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,286,478
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,000,470
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,590,777
4,710,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,712,261
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,561,251

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

95,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	95,086
500,000	Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	4.00	8/1/31	470,390
1,000,000	Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	4.25	8/1/43	870,420
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	771,844
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	832,542
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,321,925
1,135,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	1,196,108
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,518,258

				107,869,858

Municipal Lease [9] - 7.0%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	523,790
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	522,390
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	522,130
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	501,610
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	4.00	2/1/41	614,316
1,100,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/31	1,165,461
690,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/33	724,521
500,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/35	521,040
1,000,000	Duluth Independent School District No. 709	4.00	2/1/27	1,081,950
1,300,000	Duluth Independent School District No. 709	4.00	2/1/28	1,394,562
2,000,000	Duluth Independent School District No. 709	5.00	2/1/25	2,335,780
2,000,000	Duluth Independent School District No. 709	5.00	2/1/26	2,358,220
1,000,000	Golden Valley Hsg. & Redev. Auth. Rev.	4.00	2/1/30	1,041,960
500,000	Golden Valley Hsg. & Redev. Auth. Rev.	4.00	2/1/32	519,700
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,129,570
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,625,385
1,000,000	Guam Education Fin. Foundation [11]	5.00	10/1/21	1,094,180
1,730,000	Guam Education Fin. Foundation [11]	5.00	10/1/22	1,914,626
450,000	Minnetonka Independent School District No. 276	4.00	3/1/30	475,020
340,000	Minnetonka Independent School District No. 276	4.00	2/1/33	350,744
300,000	Minnetonka Independent School District No. 276	4.00	3/1/33	312,300
400,000	Minnetonka Independent School District No. 276	4.00	2/1/36	408,008
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,298,280
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,195,320
300,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/35	330,897
1,000,000	Northeastern Metropolitan Intermediate School District No. 916	5.00	2/1/34	1,113,760
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,058,410
1,335,000	Plymouth Intermediate District No. 287	3.00	5/1/32	1,256,262
500,000	Plymouth Intermediate District No. 287	4.00	5/1/26	536,755
290,000	Plymouth Intermediate District No. 287	4.00	5/1/27	309,039
300,000	Plymouth Intermediate District No. 287	4.00	5/1/29	316,158
300,000	Plymouth Intermediate District No. 287	4.00	5/1/30	315,633
470,000	Plymouth Intermediate District No. 287	4.00	5/1/31	493,439
1,040,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,042,402
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	400,744
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	340,575
678,240	Winona School District 861 Lease Purchase	6.04	8/1/24	679,271

				35,824,208

Municipal Money Market - 1.0%
2,200,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.69	12/1/27	2,200,000
500,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.69	6/1/32	500,000

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,320,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.69	9/1/26	2,320,000

				5,020,000

Other Revenue Bonds - 5.8%
498,278	Crystal Governmental Fac. Rev.	5.10	12/15/26	549,312
290,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	293,088
110,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/27	115,597
165,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/29	171,828
125,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/30	129,874
250,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/31	258,530
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	212,917
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	317,811
170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	169,119
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	200,274
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	250,281
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,131,040
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,279,500
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,176,798
4,500,000	Northeastern Metropolitan Intermediate School District No. 916	4.00	2/1/38	4,555,755
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,010,940
1,013,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,013,972
698,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	699,040
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	771,798
972,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	973,672
823,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	824,251
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	178,658
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	184,716
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	190,252
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	227,275
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	232,589
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,028,160
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	949,670
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,875,852
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,191,670
500,000	Territory of Guam. Rev. [11]	5.00	12/1/46	547,025
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	1,625,000

				29,336,264

Public Facilities - 0.5%
1,250,000	Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	4.00	2/1/32	1,352,875
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,088,513

				2,441,388

Sales Tax Revenue - 2.5%
2,000,000	American Samoa Economic Development Authority Rev. [11]	6.25	9/1/29	1,915,340
2,750,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	11/15/35	2,921,930
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	1,938,552
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,060,180
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	423,000
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6], [11]	6.25	8/1/33	439,920
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,708,980
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,586,858

				12,994,760

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Single Family Mortgage - 16.0%
1,275,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,334,810
600,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	622,932
830,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	869,574
129,828	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	130,008
18,788	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	19,106
165,118	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	167,471
520,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	547,498
9,065	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	9,067
146,185	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	146,932
55,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	57,415
4,285,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	4,493,208
3,860,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,011,544
2,080,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,191,800
1,410,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	3.20	1/1/33	1,330,335
1,815,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.30	7/1/29	1,790,280
3,575,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	3,697,908
1,940,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	2,005,999
2,515,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	2,568,922
1,530,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/38	1,534,177
2,530,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	3.10	7/1/31	2,418,452
4,440,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.10	7/1/35	4,046,305
2,475,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.15	1/1/37	2,260,789
2,040,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.35	7/1/29	2,056,116
9,265,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.50	1/1/32	9,295,389
6,855,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/31	6,902,505
2,655,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/33	2,666,390
6,020,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.80	7/1/38	6,023,191
5,425,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.90	7/1/43	5,267,729
520,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	552,474
4,625,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3.70	1/1/31	4,674,488
2,000,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	4.00	1/1/47	2,117,040
475,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	3.10	7/1/26	479,854
1,765,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	4.00	1/1/41	1,851,891
85,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	88,447
1,240,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,285,669
65,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	65,131
45,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	46,409
675,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	680,029
690,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	694,250
145,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	146,760
175,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	178,336

				81,326,630

Transportation - 1.2%
300,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	4.50	1/1/32	300,030
750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/24	750,082
2,200,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	2,600,752
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,224,069
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	664,896
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	418,304

				5,958,133

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount($) /Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Utility - 4.8%
2,000,000	Guam Govt. Waterworks Auth. Rev. [11]	5.00	1/1/46	2,081,340
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	519,235
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,292,062
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,183,598
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,090,110
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	569,155
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,089,170
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	567,950
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	363,488
250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	280,850
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	718,998
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,092,160
500,000	North Branch Electric System Rev.	5.75	8/1/28	502,105
520,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/30	597,537
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	768,830
1,000,000	Southern Minnesota Municipal Power Agency	5.00	1/1/41	1,112,530
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,274,312
590,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	590,649
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,134,940
600,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/35	684,906
1,750,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	1,954,365
4,725,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/46	5,226,700

				24,694,990

Total Municipal Bonds (cost: $507,123,626)				505,129,546

Investment Companies - 1.3%
334,436	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,521,575
144,128	Nuveen Minnesota Municipal Income Fund (NMS)			2,257,051

Total Investment Companies (cost: $7,044,065)				6,778,626

Total Investments in Securities - 100.6% (cost: $514,167,691)				511,908,172
Other Assets and Liabilities, net - (0.6%)				(3,125,350)

Total Net Assets - 100.0%				$508,782,822

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of December 31, 2016.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2016 was $2,661,687 and represented 0.5% of net assets.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2016 was $2,661,687 and represented 0.5% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2016, 4.6% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of December 31, 2016 was $35,824,208 and represented 7.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2016 was $18,287,142 and represented 3.6% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	505,129,546	—	505,129,546
Investment Companies	6,778,626	—	—	6,778,626

Total:	6,778,626	505,129,546	—	511,908,172

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2016

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2016 (Continued)

During the nine months ended December 31, 2016, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount

Quality Income Fund
Purchased put options	$2,169	—	$14,557
Treasury Futures	—	—	28,832,411

The number of open option contracts and open futures contracts outstanding as of December 31, 2016 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2016.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Purchased put options	$7,445	—
Treasury Futures	—	$53,174

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments

DECEMBER 31, 2016	28

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2016 (Continued)

may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of December 31, 2016 is included with the Funds’ schedule of investments.

At December 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
Quality Income	$176,941	($391,387)	($214,446)	$72,608,640
Tax-Free Income	6,301,024	(19,426,627)	(13,125,603)	154,278,562

Minnesota Tax-Free Income	9,211,280	(11,470,799)	(2,259,519)	514,167,691

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Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2017

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 6, 2017